Nature of Business and Presentation (Tables)	9 Months Ended
Sep. 30, 2016
Accounting Policies [Abstract]
Restatement Changes Made to Financial Statements Previously Filed

The following table summarizes the restatement changes made to the Consolidated Statement of Cash Flows for the nine months ended September 30, 2016 previously filed in the Company’s Quarterly Report on Form 10-Q on November 10, 2016.

	Originally Reported	Restatement Adjustment	As Restated
Gain on disposal of bonds	—	(29,363)	(29,363)
Net cash provided by operating activities	46,986	(29,363)	17,623

Payments on borrowings	(84,152)	29,363	(54,789)
Net cash provided by financing activities	(19,836)	29,363	9,527